Summary of Significant Accounting Polices - Summary of Information About Company Principal Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Natura Cosméticos S.A. [Member]
Statement [Line Items]
Direct interest	100.00%	0.00%	0.00%
Nectarine Merger Sub I, Inc. – United States [Member]
Statement [Line Items]
Direct interest	100.00%	0.00%	0.00%
Nectarine Merger Sub II, Inc. – United States [Member]
Statement [Line Items]
Direct interest		0.00%
Nectarine Merger Sub II, Inc. – United States [Member] | Nectarine Merger Sub I, Inc. [Member]
Statement [Line Items]
Direct interest	100.00%		0.00%
Indústria e Comércio de Cosméticos Natura Ltda. – Brazil [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Comercial Ltda. – Brazil [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Biosphera Franqueadora Ltda. – Brazil [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos S.A. – Chile [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos C.A. – Venezuela [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos S.A. – Peru [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos S.A. – Argentina [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Inovação e Tecnologia de Produtos Ltda – Brazil [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	0.00%	0.00%	99.99%
Natura Cosméticos y Servicios de México, S.A. de C.V. [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos de México, S.A. de C.V. [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Distribuidora de México, S.A. de C.V. [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos Ltda. – Colombia [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Cosméticos España S.L. – Spain [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura (Brasil) International B.V. – Netherlands [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura Brazil Pty Ltd. – Australia [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura Cosmetics Asia Pacific Pte. Ltd. – Singapore [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	100.00%	0.00%	0.00%
Fundo de Investimento Essencial – Brazil [Member] | Natura Cosméticos S.A. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura Logística e Serviços Ltda. - Brazil [Member] | Indstria e Comrcio de Cosmticos Natura Ltda [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Natura Europa SAS – France [Member] | Natura (Brazil) International B.V. - Netherlands [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura Brasil Inc. - USA - Delaware [Member] | Natura (Brazil) International B.V. - Netherlands [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop International Limited – United Kingdom [Member] | Natura (Brazil) International B.V. - Netherlands [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Natura International Inc. - USA – New York [Member] | Brasil Inc. - USA - Delaware [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
G A Holdings (Guernsey) Limited - United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
G A Holdings (1979) Limited - United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Worldwide Limited - United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Global Travel Retail Limited - United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Millennium Luxembourg Sarl Administration Company Limited- United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	0.00%	100.00%	100.00%
Body Shop Queensile Limited - United Kingdom [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	0.00%	0.00%	100.00%
The Body Shop Beteiligungs-Gmbh – Germany [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Gmbh - Austria [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Benelux B.V. - Netherlands [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Service B.V. – Netherlands [Member[ | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Svenska Ab – Sweden [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Luxembourg Sarl – Luxemburg [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Monaco Sarl [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Cosmetics Ireland Limited [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	0.00%	0.00%
The Body Shop S.A.U – Spain [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Portugal, S.A. [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop (Singapore) Pte Limited - Singapore [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop International (Asia Pacific) Pte Limited [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop (Malaysia) Sdn.Bhd – Malaysia [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Hong Kong Limited - Hong Kong [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Australia Limited - Australia [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Skin & Hair Care Preparations Inc [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	0.00%	0.00%	100.00%
Buth-Na-Bodhaige Inc. [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Bsi Usa Inc - USA [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	0.00%	0.00%	100.00%
The Body Shop Canada Limited - Canada [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
The Body Shop Brasil Indústria E Comércio De Cosméticos Ltda. [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
The Body Shop Brasil Franquias Ltda. - Brazil [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
The Body Shop Chile – Chile [Member] | The Body Shop International Limited [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
The Body Shop (France) Sarl [Member] | The Body Shop Worldwide Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
B.S. Danmark A/S – Denmark [Member] | The Body Shop Worldwide Limited [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Germany GmbH {Member] | The Body Shop Beteiligungs-Gmbh – Germany [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
The Body Shop Belgium B.V (Netherlands Return) – Netherlands [Member] | The Body Shop Benelux B.V. - Netherlands [Member]
Statement [Line Items]
Indirect interest	100.00%	99.99%	99.99%
The Body Shop Belgium B.V (Belgium Branch) – Netherlands [Member] | The Body Shop Benelux B.V. - Netherlands [Member]
Statement [Line Items]
Indirect interest	0.00%	99.99%	99.99%
Mighty Ocean Company Limited - Hong Kong [Member] | The Body Shop Hong Kong Limited - Hong Kong [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Hsb Hair, Skin And Bath Products Company Limited - Macau [Member] | Mighty Ocean Company Limited - Hong Kong [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aramara S. De R.L. De C.V. – Mexico [Member] | Buth-Na-Bodhaige Inc. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Cimarrones S.A. De C.V. – Mexico [Member] | Buth-Na-Bodhaige Inc. [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
TBS Air I, LLC – USA [Member] | Buth-Na-Bodhaige Inc. [Member]
Statement [Line Items]
Indirect interest	0.00%	74.00%	74.00%
TBS Air II, LLC – USA [Member] | Buth-Na-Bodhaige Inc. [Member]
Statement [Line Items]
Indirect interest	0.00%	85.00%	85.00%
TBS Air III, LLC - USA [Member] | Buth-Na-Bodhaige Inc. [Member]
Statement [Line Items]
Indirect interest	70.00%	70.00%	70.00%
Natura Cosmetics Australia Pty Ltd. - Australia [Member] | Natura Brazil Pty Ltd. [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Emeis Holdings Pty Ltd – Australia [Member] | Natura Cosmetics Australia Pty Ltd. - Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Emeis Cosmetics Pty Ltd – Australia [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Emeis Trading Pty Ltd – Australia [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Retail Pty Ltd – Australia [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Japan Kabushiki Kaisha - Japan [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Singapore Pte. Ltd. - Singapore [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Hong Kong Limited - Hong Kong [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop USA, Inc. - USA [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop UK Limited - United Kingdom [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop New Zeland Limited - New Zeland [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Brasil Comercio de Cosmeticos Ltda. - Brazil [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	99.99%	99.99%	99.99%
Aesop Foundation Limited - Australia [Member] | Emeis Holdings Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Emeis Cosmetics Pty Ltd (Korea Branch) [Member] | Emeis Cosmetics Pty Ltd – Australia [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Macau Sociedade Unipessoal Limitada (Macau) [Member] | Aesop Hong Kong Limited - Hong Kong [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Taiwan Cosmetics Company Limited - Taiwan [Member] | Aesop Singapore Pte. Ltd. - Singapore [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Malaysia Sdn. Bhd. - Malaysia [Member] | Aesop Singapore Pte. Ltd. - Singapore [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Korea Yuhan Hoesa – Korea [Member] | Aesop Singapore Pte. Ltd. - Singapore [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	100.00%
Aesop Canada, Inc. – Canada [Member] | Aesop USA, Inc. - USA [Member]
Statement [Line Items]
Indirect interest	100.00%	99.00%	99.00%
Aesop Switzerland AG – Switzerland [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Germany GmbH - Germany [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Sweden AB - Sweden [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Norway AS - Norway [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Italy SARL - Italy [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Denmark ApS - Denmark [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Austria GmbH - Austria [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	0.00%
Aesop Belgium - Belgium [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	0.00%
Aesop France SARL - France [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	100.00%	99.99%
Aesop Netherlands B.V (Netherlands) [Member] | Aesop UK Limited - United Kingdom [Member]
Statement [Line Items]
Indirect interest	100.00%	0.00%	0.00%